Fair Value Measurements - Reconciliation of the Beginning and Ending Balances for Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Detail) (Significant Unobservable Inputs Level 3 [Member], USD $)
	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ (7,960,705)
Realized and unrealized gains (losses) included in net loss	1,320,753	8,503,480
Purchases, sales, issuances and settlements	(3,700,000)	(16,464,185)
Transfers in or out of Level 3
Ending balance	(10,339,952)	(7,960,705)
Riverwood Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	(7,960,705)
Realized and unrealized gains (losses) included in net loss	1,320,753	8,503,480
Purchases, sales, issuances and settlements		(16,464,185)
Transfers in or out of Level 3
Ending balance	(6,639,952)	(7,960,705)
September 2012 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	(1,360,000)
Realized and unrealized gains (losses) included in net loss	(240,000)
Purchases, sales, issuances and settlements		(1,360,000)
Transfers in or out of Level 3
Ending balance	(1,600,000)	(1,360,000)
Pegasus Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance
Realized and unrealized gains (losses) included in net loss
Purchases, sales, issuances and settlements	(3,700,000)
Transfers in or out of Level 3
Ending balance	(3,700,000)
Pegasus Commitment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	1,360,000
Realized and unrealized gains (losses) included in net loss	240,000
Purchases, sales, issuances and settlements		1,360,000
Transfers in or out of Level 3
Ending balance	$ 1,600,000	$ 1,360,000